5. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison claims (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of Morrison claims

Continuity of exploration costs

Morrison claims, Canada	2025	2024	2023

Balance, beginning of year	$419,046	$182,456	$-

Exploration and evaluation costs
Additions
Staking and recording	34,151	233,429	178,706
Environmental
Sub-contracts and labour	7,428	3,161	3,323
Supplies and general	200	-	100
Travel	327	-	327

Total exploration and evaluation costs for the year	42,106	236,590	182,456

Balance, end of year	$461,152	$419,046	$182,456